UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   2715 M Street, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 333-2607
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            January 16, 2003
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      58
                                           ------------

Form 13F Information Table Value Total:      $56,123
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100      480     12000  SH         SOLE                  12000
                                                           320      8000  SH         OTHER                                  8000
American International Group     COM        026874107     1446     25000  SH         SOLE                  18900            6100
                                                            12       200  SH         OTHER                                   200
BP Amoco PLC                     COM        055622104       64      1586  SH         SOLE                   1586
                                                           217      5348  SH         OTHER                                  5348
Bank of New York                 COM        064057102      532     22200  SH         SOLE                  22200
                                                            10       400  SH         OTHER                                   400
Berkshire Hathaway Inc. Class    COM        084670207      102        42  SH         SOLE                     42
                                                           102        42  SH         OTHER                                    42
Bristol Myers Co.                COM        110122108      377     16306  SH         SOLE                   7600            8706
                                                            46      2000  SH         OTHER                                  2000
Chiron                           COM        170040109     1003     26667  SH         SOLE                  26667
Cisco Systems                    COM        17275R102     3212    245180  SH         SOLE                 202800           42380
Citigroup, Inc.                  COM        172967101     1267     36011  SH         SOLE                  36011
Eli Lilly                        COM        532457108      102      1600  SH         SOLE                   1600
                                                           102      1600  SH         OTHER                                  1600
Exxon Mobil                      COM        30231G102      739     21140  SH         SOLE                   8940           12200
                                                           485     13888  SH         OTHER                                 13888
General Electric Co.             COM        369604103     1652     67857  SH         SOLE                  61822            6035
                                                           480     19728  SH         OTHER                                 19728
Hewlett Packard                  COM        428236103      455     26200  SH         SOLE                  16400            9800
IBM                              COM        459200101      349      4504  SH         SOLE                    652            3852
                                                            82      1064  SH         OTHER                                  1064
Intel Corp.                      COM        458140100     2630    168900  SH         SOLE                 128600           40300
                                                           132      8500  SH         OTHER                                  8500
JP Morgan Chase                  COM        46625H100     1058     44100  SH         SOLE                  31500           12600
                                                             7       300  SH         OTHER                                   300
Johnson & Johnson                COM        478160104     4221     78592  SH         SOLE                  58800           19792
KLA Tencor Corp.                 COM        482480100      400     11300  SH         SOLE                   6700            4600
                                                            21       600  SH         OTHER                                   600
Merck & Co., Inc.                COM        589331107     3447     60897  SH         SOLE                  48215           12682
                                                           340      6000  SH         OTHER                                  6000
Microsoft Corp.                  COM        594918104     3004     58100  SH         SOLE                  49500            8600
                                                           248      4800  SH         OTHER                                  4800
Motorola, Inc.                   COM        620076109     1183    136740  SH         SOLE                 105040           31700
                                                             9      1000  SH         OTHER                                  1000
National City Corp.              COM        635405103     3051    111668  SH         SOLE                  82300           29368
                                                           213      7800  SH         OTHER                                  7800
PepsiCo Inc.                     COM        713448108     2022     47900  SH         SOLE                  47900
Plum Creek Timber                COM        729251108     1123     47600  SH         SOLE                  33600           14000
                                                            12       500  SH         OTHER                                   500
Procter & Gamble Company         COM        742718109      206      2400  SH         SOLE                   2400
Progressive Corp.-Ohio           COM        743315103     2646     53313  SH         SOLE                  37713           15600
                                                           253      5100  SH         OTHER                                  5100
Royal Dutch Petroleum            COM        780257804     1096     24900  SH         SOLE                  17600            7300
                                                             9       200  SH         OTHER                                   200
Stryker Corp.                    COM        863667101    11125    165746  SH         SOLE                 131472           34274
                                                           497      7400  SH         OTHER                                  7400
Sun Microsystems                 COM        866810104       37     12000  SH         OTHER                                 12000
Vertex                           COM        92532F100      204     12900  SH         SOLE                   8800            4100
Washington Post 'B'              COM        939640108      738      1000  SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102      507     16000  SH         SOLE                  16000
                                                            13       400  SH         OTHER                                   400
Wyeth                            COM        983024100      363      9700  SH         SOLE                                   9700
                                                           236      6300  SH         OTHER                                  6300
BBVA Privanza, Cap. B            PFD        05529T206      734     28000  SH         SOLE                  28000
BBVA Privanza, Pfd. C            PFD        059456301      702     28000  SH         SOLE                  28000